Trade accounts receivable (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 3,562	R$ 2,910
Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	3,632	3,095
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(70)	(185)
Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	2,937	2,227
Not Past Due [Member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	2,962	2,355
Not Past Due [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(25)	(128)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	581	605
Not later than three months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	582	609
Not later than three months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(1)	(4)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	44	78
Later than three months and not later than six months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	46	85
Later than three months and not later than six months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(2)	(7)
Later than six months and not later than one year [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	42	46
Later than six months and not later than one year [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (42)	R$ (46)